Business Combinations (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 24, 2020
Purchase price	$ 9,200,000	$ 9,200,000
Copa Di Vino Corporation [Member]
Purchase price			$ 6,000,000
Debt			1,500,000
Cash			500,000
Contingent shares			$ 2,000,000